Business Combination and Goodwill - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities (Details) - Business Combination [Member]	Jun. 30, 2024 USD ($)
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities [Line Items
Cash acquired	$ 28,320
Accounts receivable, net	97,271
Prepayments	10,095
Other receivables, net	1,128,868
Property and equipment, net	4,906
Intangible assets, net	7,796
Accounts payable	(120,591)
Advance from clients	(1,822)
Accrued expenses and other payables	(128,693)
Goodwill	2,973,850
Total consideration	$ 4,000,000